Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Deferred Revenues

	2017	2018
	RMB	RMB
Balance at end of last year	3,558	3,061
Change in accounting policy (Note 2)	—	(787)

Balance at beginning of the year, as restated	3,558	2,274
Additions for the year:
Calling cards	390	—
Reductions for the year:
Amortization of installation fees	(208)	(138)
Usage of calling cards	(384)	—
Amortization of government grants	(295)	(307)

Balance at end of year	3,061	1,829

Representing:
Current portion	1,233	375
Non-current portion	1,828	1,454

	3,061	1,829